Condensed Consolidated Statements Of Income (Unaudited) (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Decline in fair value	¥ 956	¥ 1,102
Other comprehensive income-net	67	202
Total credit losses	¥ 1,023	¥ 1,304